Loans and Related Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Balance at beginning of year	$ 4,194	$ 3,527
Provision for losses	3,101	2,718
Charge-offs	(4,533)	(2,359)
Recoveries	979	308
Balance at end of year	3,741	4,194
Ending balance: individually evaluated for impairment	888	1,195
Ending balance: collectively evaluated for impairment	2,853	2,999
Ending balance	177,336	186,764
Ending balance: individually evaluated for impairment	11,430	13,599
Ending balance: individually evaluated for impairment	165,906	173,165
Residential [Member]
Balance at beginning of year	114	76
Provision for losses	(8)	43
Charge-offs	(18)	(5)
Recoveries	1	0
Balance at end of year	89	114
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	89	114
Ending balance	62,481	56,068
Ending balance: individually evaluated for impairment	162	615
Ending balance: individually evaluated for impairment	62,319	55,453
Construction [Member]
Balance at beginning of year	368	1,043
Provision for losses	884	(496)
Charge-offs	(987)	(206)
Recoveries	228	27
Balance at end of year	493	368
Ending balance: individually evaluated for impairment	191	0
Ending balance: collectively evaluated for impairment	302	368
Ending balance	9,024	12,281
Ending balance: individually evaluated for impairment	1,622	1,899
Ending balance: individually evaluated for impairment	7,402	10,382
Commercial [Member]
Balance at beginning of year	1,512	1,472
Provision for losses	1,924	432
Charge-offs	(2,044)	(595)
Recoveries	173	203
Balance at end of year	1,565	1,512
Ending balance: individually evaluated for impairment	250	924
Ending balance: collectively evaluated for impairment	1,315	588
Ending balance	42,037	53,422
Ending balance: individually evaluated for impairment	4,801	6,832
Ending balance: individually evaluated for impairment	37,236	46,590
Commercial Real Estate [Member]
Balance at beginning of year	1,835	386
Provision for losses	330	2,312
Charge-offs	(1,309)	(863)
Recoveries	506	0
Balance at end of year	1,362	1,835
Ending balance: individually evaluated for impairment	447	271
Ending balance: collectively evaluated for impairment	915	1,564
Ending balance	53,892	52,367
Ending balance: individually evaluated for impairment	4,838	4,213
Ending balance: individually evaluated for impairment	49,054	48,154
Consumer [Member]
Balance at beginning of year	365	550
Provision for losses	(29)	427
Charge-offs	(175)	(690)
Recoveries	71	78
Balance at end of year	232	365
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	232	368
Ending balance	9,902	12,626
Ending balance: individually evaluated for impairment	7	1,899
Ending balance: individually evaluated for impairment	$ 9,895	$ 10,382